Law Offices of

Stradley, Ronon, Stevens & Young, LLP

     2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

June 4, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  RE: UMB Scout Funds File
                          No. 333-158449
                          Rule 497(b) filing

Dear Sir or Madam:

     Pursuant to the requirements of Rule 497(b) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed the definitive Proxy Statement /Prospectus and Statement of Additional Information to be furnished to shareholders of TrendStar Small-Cap Fund (the "the TrendStar Fund"), a series of TrendStar Investment Trust, in connection with a special meeting of shareholders of the TrendStar Fund, scheduled to be held on June 26, 2009. This filing reflects changes made to the N-14 registration statement, as filed with the U.S. Securities and Exchange Commission on April 7, 2009.

     Please direct any questions and comments relating to this filing to me at (215) 564-8521, or, in my absence, to Michael P. O’Hare at (215) 564-8198.

                                                                                                      Very truly yours,

                                                                                                       /s/ J. Stephen Feinour, Jr.
                                                                                                       J. Stephen Feinour, Jr.